Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Summary of Equity Option Transactions (Detail) (2007 Stock Incentive Plan, USD $)
In Thousands, except Share data, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
2007 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Exercisable, End of year	156,848	186,781
Weighted Average Exercise Price, Exercisable, End of year	$ 9.20	$ 9.00
Weighted Average Fair Value at Grant Date, Exercisable, End of year	$ 4.06	$ 4.04
Weighted Average Remaining Life, Exercisable, End of year	4 years 9 months 18 days	5 years 2 months 9 days
Aggregate Intrinsic Value, Exercisable, End of year	$ 2,645	$ 3,407
Number of Shares, Outstanding, Beginning balance	436,486	463,887
Number of Shares, Granted		42,207
Number of Shares, Exercised	(43,053)	(11,104)
Number of Shares, Forfeitures	(30,918)	(58,504)
Number of Shares, Outstanding, Ending Balance	362,515	436,486	463,887
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 9.99	$ 9.28
Weighted Average Exercise Price, Granted		$ 16.98
Weighted Average Exercise Price, Exercised	$ 8.94	$ 8.62
Weighted Average Exercise Price, Forfeitures	$ 10.61	$ 9.82
Weighted Average Exercise Price, Outstanding, Ending balance	$ 10.06	$ 9.99	$ 9.28
Weighted Average Fair Value at Grant Date, Outstanding, Beginning balance	$ 3.97	$ 3.98
Weighted Average Fair Value at Grant Date, Granted		$ 4.07
Weighted Average Fair Value at Grant Date, Exercised	$ 4.98	$ 3.99
Weighted Average Fair value at Grant Date, Forfeitures	$ 6.93	$ 3.47
Weighted Average Fair Value at Grant Date, Outstanding, Ending balance	$ 5.89	$ 3.97	$ 3.98
Weighted Average Remaining Life, Outstanding, Ending balance	5 years 6 months 29 days	6 years 2 months 19 days	6 years 11 months 27 days
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 5,803	$ 1,642	$ 939